                                                                  SUPP-NYVIN0419

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        VINTAGE L(SM) AND VINTAGE XC(SM)


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
               PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 28, 2008 for the Vintage L(SM) and Vintage XC(SM) variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("BLNY", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. PURCHASE


In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the list of portfolios under Platforms 1 and 3 with the following:


      Platform 1:
      ----------

      BlackRock Bond Income Portfolio
      BlackRock Ultra-Short Term Bond Portfolio
      Brighthouse/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Western Asset Management Government Income Portfolio


      Platform 3:
      ----------


      Morgan Stanley Discovery Portfolio
      Victory Sycamore Mid Cap Value Portfolio


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of Investment Portfolios that employ a managed volatility strategy with the following:

    o AB Global Dynamic Allocation Portfolio


    o AQR Global Risk Balanced Portfolio


    o BlackRock Global Tactical Strategies Portfolio


    o Brighthouse Balanced Plus Portfolio


    o Invesco Balanced-Risk Allocation Portfolio


    o JPMorgan Global Active Allocation Portfolio


    o MetLife Multi-Index Targeted Risk Portfolio


    o PanAgora Global Diversified Risk Portfolio


    o Schroders Global Multi-Asset Portfolio



4. LIVING BENEFITS


In the "LIVING BENEFITS" section under "Description of the Lifetime Withdrawal Guarantee I," replace the list of funds in the "Investment Allocation Restrictions" subsection with the following:

 (a)        AB Global Dynamic Allocation Portfolio

 (b)        AQR Global Risk Balanced Portfolio

 (c)        BlackRock Global Tactical Strategies Portfolio

 (d)        BlackRock Ultra-Short Term Bond Portfolio

 (e)        Brighthouse Asset Allocation 20 Portfolio

 (f)        Brighthouse Asset Allocation 40 Portfolio

 (g)        Brighthouse Asset Allocation 60 Portfolio

 (h)        Brighthouse Asset Allocation 80 Portfolio

 (i)        Brighthouse Balanced Plus Portfolio

 (j)        Invesco Balanced-Risk Allocation Portfolio

 (k)        JPMorgan Global Active Allocation Portfolio

 (l)        MetLife Multi-Index Targeted Risk Portfolio

 (m)        PanAgora Global Diversified Risk Portfolio

 (n)        Schroders Global Multi-Asset Portfolio

 (o)        Western Asset Management Government Income Portfolio


5. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "Brighthouse Life Insurance Company of NY" subsection with the following:


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


      Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


In the "OTHER INFORMATION" section, replace the service mark description with the following:


      Vintage L(SM) and Vintage XCSM are service marks of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and are used under license by Brighthouse Life Insurance Company of NY and its Affiliates.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate

      Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


6. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


8. TRANSFERS -- MONITORED PORTFOLIOS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series(R) portfolios available under your contract:

               American Funds Global Growth Fund


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Clarion Global Real Estate Portfolio


               ClearBridge Variable Small Cap Growth Portfolio


               Invesco Small Cap Growth Portfolio


               JPMorgan Small Cap Value Portfolio


               MFS(R) Research International Portfolio

               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               Templeton Foreign VIP Fund


               Western Asset Management Strategic Bond Opportunities Portfolio


               Western Asset Variable Global High Yield Bond Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Growth Fund                   0.32%         0.25%        0.02%

 American Funds Growth-Income Fund            0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.15%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                   0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%          --          0.03%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.78%          --          0.06%

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio           0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio       0.63%         0.25%        0.05%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Growth Fund                    --        0.59%           --          0.59%

 American Funds Growth-Income Fund             --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.73%         0.04%         0.69%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio            --        0.88%         0.08%         0.80%

 JPMorgan Global Active Allocation             --        1.03%         0.06%         0.97%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        0.84%         0.10%         0.74%

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio            --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio           --        0.96%         0.12%         0.84%

 PanAgora Global Diversified Risk            0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio      0.02%       0.95%         0.01%         0.94%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.15%        0.10%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.15%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.20%        0.06%

 MFS(R) Value Portfolio                         0.61%          --          0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 Western Asset Management Strategic             0.57%          --          0.03%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        0.54%         0.10%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                       0.46%         0.25%        0.01%

 Templeton Foreign VIP Fund                     0.79%         0.25%        0.04%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              0.69%          --          0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy         0.70%         0.25%        0.06%
  Portfolio

 ClearBridge Variable Large Cap Value           0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth          0.75%          --          0.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       0.70%          --          0.16%
  Bond Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.58%           --          0.58%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.54%         0.03%         0.51%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Total Return Portfolio                   --        0.82%           --          0.82%

 MFS(R) Value Portfolio                          --        0.63%         0.06%         0.57%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic              --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                         --        0.72%           --          0.72%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.02%       0.74%         0.02%         0.72%

 Templeton Foreign VIP Fund                    0.02%       1.10%         0.02%         1.08%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation               --        0.73%           --          0.73%
  Portfolio

 ClearBridge Variable Dividend Strategy          --        1.01%           --          1.01%
  Portfolio

 ClearBridge Variable Large Cap Value            --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth           --        0.83%           --          0.83%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield        --        0.86%           --          0.86%

  Bond Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio -- Class B

     AQR Global Risk Balanced Portfolio -- Class B

     BlackRock Global Tactical Strategies Portfolio -- Class B

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Balanced Plus Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B

     Brighthouse/Franklin Low Duration Total Return Portfolio -- Class B

     Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Balanced-Risk Allocation Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Global Active Allocation Portfolio -- Class B

     JPMorgan Small Cap Value Portfolio -- Class A

     MetLife Multi-Index Targeted Risk Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Discovery Portfolio -- Class B (formerly Morgan Stanley Mid Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio -- Class B

     PanAgora Global Diversified Risk Portfolio -- Class B

     PIMCO Inflation Protected Bond Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

  Western Asset Management Government Income Portfolio -- Class B (formerly
    Fidelity Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class E

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Contrafund(R) Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I

     ClearBridge Variable Small Cap Growth Portfolio -- Class I



LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund         Seeks long-term growth of capital.
 American Funds Growth Fund                Seeks growth of capital.
 American Funds Growth-Income Fund         Seeks long-term growth of capital and
                                           income.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation              Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 AQR Global Risk Balanced                  Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies      Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 Brighthouse Asset Allocation 100          Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Balanced Plus                 Seeks a balance between a high level of
 Portfolio -- Class B                      current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total   Seeks a high level of current income, while
 Return Portfolio -- Class B               seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.
 Research Portfolio -- Class E
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class B                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation          Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class A
 JPMorgan Global Active Allocation         Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 JPMorgan Small Cap Value                  Seeks long-term capital growth.
 Portfolio -- Class A
 MetLife Multi-Index Targeted Risk         Seeks a balance between growth of capital
 Portfolio -- Class B                      and current income, with a greater emphasis
                                           on growth of capital.
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class B



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund         Capital Research and Management
                                           CompanySM
 American Funds Growth Fund                Capital Research and Management
                                           CompanySM
 American Funds Growth-Income Fund         Capital Research and Management
                                           CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Financial
                                           Management, Inc.
 Brighthouse Asset Allocation 100          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Balanced Plus                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Overlay Portion: Pacific
                                           Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B               Subadviser: Aberdeen Asset Managers
                                           Limited
 Brighthouse/Franklin Low Duration Total   Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B               Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap          Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E             Subadviser: Wellington Management
                                           Company LLP
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: J.P. Morgan Investment
                                           Management Inc.
 JPMorgan Small Cap Value                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: J.P. Morgan Investment
                                           Management Inc.
 MetLife Multi-Index Targeted Risk         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Overlay Portion: MetLife
                                           Investment Advisors, LLC
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Massachusetts Financial Services
                                           Company

             INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------- -------------------------------------------------
 Morgan Stanley Discovery                     Seeks capital appreciation.
 Portfolio -- Class B (formerly Morgan
 Stanley Mid Cap Growth Portfolio)
 Oppenheimer Global Equity                    Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond               Seeks maximum real return, consistent with
 Portfolio -- Class B                         preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio -- Class B (formerly        consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class E                         from investing in fixed-income securities.
 BlackRock Capital Appreciation               Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class E                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20              Seeks a high level of current income, with
 Portfolio -- Class B                         growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40              Seeks high total return in the form of income
 Portfolio -- Class B                         and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 60              Seeks a balance between a high level of
 Portfolio -- Class B                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80              Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity           Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B           over time and, secondarily, long-term capital
                                              appreciation and current income.
 MetLife Stock Index Portfolio -- Class B     Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 MFS(R) Total Return Portfolio -- Class F     Seeks a favorable total return through
                                              investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class A            Seeks capital appreciation.
 Neuberger Berman Genesis                     Seeks high total return, consisting principally
 Portfolio -- Class B                         of capital appreciation.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Morgan Stanley Discovery                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Morgan        Subadviser: Morgan Stanley Investment
 Stanley Mid Cap Growth Portfolio)            Management Inc.
 Oppenheimer Global Equity                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Victory Capital Management
                                              Inc.
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio -- Class B (formerly        Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                         Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity           Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Wellington Management
                                              Company LLP
 MetLife Stock Index Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MFS(R) Total Return Portfolio -- Class F     Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 MFS(R) Value Portfolio -- Class A            Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Neuberger Berman Genesis                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Neuberger Berman Investment
                                              Advisers LLC

            INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------- -----------------------------------------
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         with preservation of capital.                Subadviser: Western Asset Management
                                                                                         Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.        Fidelity Management & Research Company
                                                                                         Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining   Franklin Advisers, Inc.
                                            prospects for capital appreciation.
 Templeton Foreign VIP Fund                 Seeks long-term capital growth.              Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.        Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                                                                    Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend    Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class II                      income and long-term capital appreciation.   Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as its     Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       primary objective. Current income is a       Subadviser: ClearBridge Investments, LLC
                                            secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.           Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                                                                    Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I

 Western Asset Variable Global High Yield   Seeks to maximize total return.              Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                                                                          Subadvisers: Western Asset Management
                                                                                         Company; Western Asset Management
                                                                                         Company Limited; Western Asset
                                                                                         Management Company Pte. Ltd.